RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [line items]
RELATED PARTY TRANSACTIONS [Text Block]

21. RELATED PARTY TRANSACTIONS

All related party transactions occurred in the normal course of operations.

Key management personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Hammerhead has determined that the key management personnel of the Company consists of its officers and directors. The following table summarizes compensation paid or payable to key management personnel of the Company:

(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Salaries, bonuses, benefits and director fees	5,584	4,852	4,101
Share based compensation	7,334	9,071	5,259
Total key management compensation	12,918	13,923	9,360

During the year ended December 31, 2022, key management personnel were granted an aggregate of 14.9 million RSUs (December 31, 2021 - 19.5 million and December 31, 2020 - nil) and nil stock options (December 31, 2021 - nil and December 31, 2020 - 0.6 million stock options with an average exercise price of $0.50 per share).

At December 31, 2022, $5.6 million in limited recourse loans previously advanced to key management personnel remained outstanding (December 31, 2021 - $5.6 million). The loans bear interest at a fixed rate of 1% per annum, which resulted in the receipt of $0.1 million in cash interest received by the Company from key management personnel during the year (December 31, 2021 - $0.1 million and December 31, 2020 - $0.1 million).

On September 26, 2022, the Company announced that it had entered into a business combination agreement with DCRD, an affiliate of Riverstone Investment Group LLC, to form a publicly traded company listed on the NASDAQ and TSX. The agreement closed on February 23, 2023.  Upon close of the arrangement the limited recourse loans were terminated.

Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure of transactions between related parties [line items]
RELATED PARTY TRANSACTIONS [Text Block]

Note 4 - Related Party Transactions

Founder Shares

On February 24, 2021, the Company issued an aggregate of 10,062,500 Founder Shares in exchange for a $25,000 payment from the Sponsor to cover certain expenses on behalf of the Company (approximately $0.002 per share). As used herein, unless the context otherwise requires, "Founder Shares" shall be deemed to include the Class A ordinary shares issuable upon conversion thereof. In June 2021, the Sponsor surrendered 1,437,500 Class B ordinary shares to the Company for no consideration. In July 2021, the Sponsor surrendered an aggregate of 718,750 Founder Shares to the Company for no consideration, which were accepted and cancelled. In August 2021, the Sponsor forfeited 207,755 Founder Shares, and an aggregate of 207,755 Founder Shares were issued to the Company's independent directors at their original purchase price. The issuance of the Founder Shares to directors is in the scope of FASB ASC Topic 718, "Compensation-Stock Compensation" ("ASC 718"). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of an Initial Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of December 31, 2022, the Company determined that the probability threshold to recognize stock-based compensation expense was not met. Stock-based compensation would be recognized at the date an Initial Business Combination is considered probable (i.e., upon consummation of an Initial Business Combination) in an amount equal to the number of Founders Shares that ultimately vest multiplied times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares. The Sponsor agreed to forfeit up to an aggregate of 1,031,250 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters so that the Founder Shares would represent 20% of the Company's issued and outstanding shares after the Initial Public Offering. As a result of the underwriter's exercise of the full exercise of the overallotment option, these shares are no longer subject to forfeiture as of the release of these consolidated financial statements (see Note 2). The Sponsor will not be entitled to redemption rights with respect to any Founder Shares and any Public Shares held by them in connection with the completion of the Initial Business Combination. If the Initial Business Combination is not completed within 18 months from the closing of the Initial Public Offering, the Sponsor will not be entitled to rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them.

The Company's initial shareholder have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company's Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in the Company's shareholder having the right to exchange their ordinary shares for cash, securities or other property.

Private Placement Warrants

On August 13, 2021, simultaneously with the consummation of the Initial Public Offering, the Company completed the Private Placement of 12,737,500 Private Placement Warrants at a purchase price of $1.00 per Private Placement Warrant, to the Sponsor and the Company's independent directors, generating gross proceeds to the Company of approximately $12,737,500. This amount includes an additional 1,237,500 warrants purchased by the Sponsor as a result of the underwriters' full exercise of their overallotment option. Each whole Private Placement Warrant is exercisable for one whole share of the Company's Class A ordinary shares at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Initial Public Offering to be held in the Trust Account such that at the closing of the Initial Public Offering, $319.41 million was held in the Trust Account. If the Initial Business Combination is not completed within 18 months from the closing of the Initial Public Offering, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants are non-redeemable and exercisable for cash or on a cashless basis so long as they are held by the initial purchasers of the Private Placement Warrants or their permitted transferees.

The Sponsor and the Company's independent directors agreed to not transfer, assign, or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination, subject to limited exceptions.

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (as defined below), if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to Class A ordinary shares) pursuant to a registration rights agreement, dated August 10, 2021. These holders are entitled to certain demand and "piggyback" registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Administrative Support Agreement

Commencing on the date that the Company's securities were first listed on the NASDAQ, the Company agreed to pay the Sponsor or an affiliate thereof in an amount equal to $10,000 per month for office space, utilities and secretarial and administrative support made available to the Company. The Company recorded an aggregate of $123,550 and $50,000 for the year ended December 31, 2022 and 2021, respectively, in general and administrative expenses in connection with the related agreement in the accompanying consolidated statements of operations. Upon completion of the Initial Business Combination or the Company's liquidation, the Company will cease paying these monthly fees. There was $173,550 and $50,000 outstanding as of December 31, 2022 and 2021, respectively.

Related Party Loans

On February 24, 2021, the Company and the Sponsor entered into a loan agreement, whereby the Sponsor agreed to loan the Company an aggregate of $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the "Note"). This loan was non-interest bearing and payable on the earlier of August 23, 2021 or the completion of the Initial Public Offering. The Note was paid off in full on August 19, 2021, and this facility is no longer available to the Company.

Working Capital Loans

In addition, to finance transaction costs in connection with its Initial Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company's officers and directors may, but are not obligated to, loan the Company funds as may be required ("Working Capital Loans"). If the Company completes its Initial Business Combination, the Company would repay the Working Capital Loans. In the event that the Initial Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. If any of the aforementioned parties makes any Working Capital Loans, up to $1,500,000 of such loans may be converted into warrants of the post-business combination entity at the price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability, and exercise period. As of December 31, 2022 and 2021, there was no outstanding balance under the Working Capital Loans.

Due to Related Party

The Sponsor has agreed to pay for certain of the Company's expenses on their behalf in the form of non-interest bearing advances. As of December 31, 2022 and 2021, $3,773,579 and $283,657 were due to the Sponsor, respectively. The outstanding due to related party amount was repaid to the Sponsor on March 27, 2023.